Fair Value Measurements and Hedging (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Restricted cash, current		$ 14,569	$ 20,965
DSF $55,000 Facility [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Debt Instrument, Fair Value Disclosure		43,598
Difference between book and fair value		825
Loan's book value		44,423
Derivative [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Restricted cash, current		2,199	$ 10,128
Forecast [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Derivative Instruments, Gain Reclassified from Accumulated OCI into Income, Effective Portion	$ 15,867
Citi 2 [Member] | Current Notional [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Derivative, Notional Amount		$ 44,396